Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This registration statement covers Selling shareholders of the company’s common shares.
Entity Registrant Name	Cyber Enviro-Tech, Inc.
Entity Central Index Key	0001935092
Entity Tax Identification Number	86-3601702
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	6991 E. Camelback Road
Entity Address, Address Line Two	Suite D-300
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	866
Local Phone Number	687-6856
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false